Taxation (Chinese Mainland Withholding Tax on Dividends) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2018	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019	Apr. 05, 2018
Withholding tax on dividends [Line Items]
Withholding income tax rate on dividends, foreign invested enterprises to foreign holding companies			10.00%
Special cash dividend							$ 500,000
Additional withholding income taxes	$ 88,000	$ 47,000
Deferred tax liabilities related to withholding tax			$ 239,013		$ 237,116
Total amount of undistributed profits			479,100
Unrecognized tax liabilities			$ 47,900
Minimum [Member]
Withholding tax on dividends [Line Items]
Percentage of equity interests held in other enterprise			25.00%
Changyou [Member]
Withholding tax on dividends [Line Items]
Deferred tax liabilities related to withholding tax			$ 239,000			$ 86,800
HONG KONG
Withholding tax on dividends [Line Items]
Preferential withholding tax rate on dividends, foreign invested enterprises			5.00%
CHINA
Withholding tax on dividends [Line Items]
Withholding income tax rate on dividends, foreign invested enterprises to foreign holding companies			10.00%
Additional withholding income taxes				$ 88,000